UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust

(Exact name of Registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Adler Value Fund

Institutional Class (ADLVX)

Annual Shareholder Report - May 31, 2026

Fund Overview

This annual shareholder report contains important information about Adler Value Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.adlervaluefund.com/fund-literature.html. You can also request this information by contacting us at (800) 408-4682. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adler Value Fund - Institutional Class	$132	1.25%

How did the Fund perform during the reporting period?

The Fund underperformed its benchmark indices during the fiscal year ended May 31, 2026. The Adviser attributes this underperformance to the narrowness of the overall market advance during the fiscal year where a limited number of stocks drove index returns reflecting a significant rally in semiconductor stocks and related companies. The Fund has not owned a semiconductor stock since inception. The Fund’s portfolio did not change materially during the fiscal year reflecting the catalyst-driven value approach utilized by the Fund since inception.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
$0
Aug-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
May-2026
Adler Value Fund - Institutional Class - $18,994
S&P 500® Index - $30,206
S&P 500® Value Index - $23,718
S&P 1000® Value Index - $19,367

Table Summary
	Adler Value Fund - Institutional Class	S&P 500® Index	S&P 500® Value Index	S&P 1000® Value Index
Aug-2018	$10,000	$10,000	$10,000	$9,997
May-2019	$9,890	$9,844	$9,644	$8,807
May-2020	$10,000	$11,108	$10,051	$7,898
May-2021	$15,578	$15,587	$14,055	$13,658
May-2022	$15,321	$15,540	$14,402	$13,202
May-2023	$13,201	$15,994	$14,837	$12,477
May-2024	$15,787	$20,502	$18,403	$14,905
May-2025	$17,006	$23,275	$19,330	$15,287
May-2026	$18,994	$30,206	$23,718	$19,367

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 16, 2018)
Adler Value Fund - Institutional Class	11.69%	4.05%	8.59%
S&P 500® Index	29.78%	14.15%	15.25%
S&P 500® Value Index	22.70%	11.03%	11.73%
S&P 1000® Value Index	26.59%	7.22%	8.86%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 408-4682.

Fund Statistics

  Net Assets$4,317,383
  Number of Portfolio Holdings45
  Advisory Fee (net of waivers)$0
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	88.0%
Money Market Funds	10.1%
Purchased Options	1.7%
Right	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
43.6%
Health Care
16.6%
Money Market Funds
10.1%
Technology
7.5%
Consumer Discretionary
6.3%
Communications
6.1%
Energy
4.0%
Utilities
3.8%
Purchased Options
1.7%
Other Assets in Excess of Liabilities
0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Purchased Options	1.7%
Utilities	3.8%
Energy	4.0%
Communications	6.1%
Consumer Discretionary	6.3%
Technology	7.5%
Money Market Funds	10.1%
Health Care	16.6%
Financials	43.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Jackson Financial, Inc.	11.9%
Citigroup, Inc.	10.8%
Aflac, Inc.	6.5%
Charles Schwab Corporation (The)	5.5%
Corning, Inc.	5.1%
Viatris, Inc.	4.7%
Equitable Holdings, Inc.	4.6%
Alibaba Group Holding Ltd. - ADR	4.3%
SLB Ltd.	4.0%
PG&E Corporation	3.8%

Material Fund Changes

Effective July 10, 2026, the Fund terminated the public offering of its shares. Shares of the Fund are no longer available for purchase and all outstanding shares of the Fund will be redeemed at net asset value at the close of business on August 20, 2026. For more complete information, you may view the Fund's current prospectus, as supplemented, at www.adlervaluefund.com/fund-literature or upon request at (800) 408-4682.

Adler Value Fund - Institutional Class (ADLVX)

Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.adlervaluefund.com/fund-literature.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053126-ADLVX

Wavelength Fund

(WAVLX)

Annual Shareholder Report - May 31, 2026

Fund Overview

The Wavelength Fund seeks to generate attractive total returns in fixed income markets using a systematic, factor-based approach that applies to quantitative tools to process fundamental market and economic information.

This annual shareholder report contains important information about Wavelength Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.wavelengthfunds.com/fund-resources. You can also request this information by contacting us at (866) 896-9292. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wavelength Fund	$104	0.99%

How did the Fund perform during the reporting period?

During the year ended May 31, 2026, the Fund generated strong positive results and outperformed the Bloomberg U.S. Aggregate Bond Index. The Fund managed changing economic and policy conditions efficiently and produced profits across fixed income markets, including U.S. Treasuries, inflation-linked bonds, emerging market debt, convertible bonds, and corporate credit. The Fund's use of its current investment strategies did not cause performance to materially deviate from the manager's expectations, given the uncertainty of the markets and the underlying factors driving them over the period.

How has the Fund performed over the last ten years?

Over the last ten years, the Fund has generated positive results and outperformed the Bloomberg U.S. Aggregate Bond Index. While volatility has increased in markets over the period, the Fund has targeted a similar level of volatility as the Bloomberg U.S. Aggregate Bond Index and generated a differentiated return for investors over the economic cycle.

Total Return Based on $10,000 Investment

Wavelength Fund
Bloomberg U.S. Aggregate Bond Index
S&P/BGCantor 0-3 Month U.S. Treasury Bill Index
$16k
$14k
$12k
$10k
$15,201
$12,587
$11,836
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	Wavelength Fund	Bloomberg U.S. Aggregate Bond Index	S&P/BGCantor 0-3 Month U.S. Treasury Bill Index
May-2016	$10,000	$10,000	$10,000
May-2017	$10,683	$10,158	$10,039
May-2018	$10,892	$10,120	$10,161
May-2019	$11,511	$10,768	$10,388
May-2020	$12,192	$11,781	$10,562
May-2021	$13,215	$11,734	$10,572
May-2022	$12,353	$10,769	$10,586
May-2023	$12,091	$10,538	$10,939
May-2024	$12,810	$10,676	$11,543
May-2025	$13,726	$11,258	$12,101
May-2026	$15,201	$11,836	$12,587

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Wavelength Fund	10.75%	2.84%	4.28%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
S&P/BGCantor 0-3 Month U.S. Treasury Bill Index	4.01%	3.55%	2.33%

Fund Statistics

  Net Assets$125,416,415
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$665,759
  Portfolio Turnover39%

Past performance does not guarantee future results. Call (866) 896-9292 or visit https://www.wavelengthfunds.com/fund-resources for current month-end performance.

Asset Weighting (% of total investments exposure)

Table Summary
Value	Value
Collateral for Securities Loaned	13.9%
Exchange-Traded Funds	51.7%
Futures	24.9%
Money Market Funds	9.5%

What did the Fund invest in?

The Fund invested in a wide range of markets using predominantly exchange-traded funds and futures instruments.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Senior Loan ETF	11.6%
Vanguard Short-Term Inflation-Protected Securities ETF	10.4%
State Street SPDR Bloomberg Short-Term High Yield Bond ETF	9.9%
Vanguard Mortgage-Backed Securities ETF	9.1%
iShares Broad USD High Yield Corporate Bond ETF	6.8%
iShares TIPS Bond ETF	6.6%
VanEck Emerging Markets High Yield Bond ETF	5.0%
VanEck J.P. Morgan EM Local Currency Bond ETF	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.0%
Vanguard Emerging Markets Government Bond ETF	2.6%

Material Fund Changes

Effective July 31, 2025, the Fund changed its distribution frequency from quarterly to monthly and reduced the minimum initial investment from $10,000 for regular accounts to $2,500 for regular accounts.

Change In Or Disagreements With Accountants

During the year ended May 31, 2026, there were no changes in or disagreements with accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (866) 896-9292.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.wavelengthfunds.com/fund-resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Available at the following firms:

Wavelength Fund (WAVLX)

Annual Shareholder Report - May 31, 2026

TSR-AR 053126-WAVLX

(a)

(b)	Not applicable.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. Pursuant to Item 13(a)(1), a copy of Registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the Registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Clifford N. Schireson. Mr. Schireson is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $31,700 and $60,750 with respect to the Registrant’s fiscal years ended May 31, 2026 and 2025 respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $9,900 and $12,400 with respect to the Registrant’s fiscal years ended May 31, 2026 and 2025, respectively. The services comprising these fees are the preparation of the Registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended May 31, 2026 and 2025, aggregate non-audit fees of $9,900 and $12,400, respectively, were billed by the Registrant’s accountant for services rendered to the Registrant. No non-audit fees were billed in either of the last two fiscal years by the Registrant’s accountant for services rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

(h)	The principal accountant has not provided any non-audit services to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Institutional Class (ADLVX)

ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION
May 31, 2026

Managed by
Adler Asset Management, LLC

For information or assistance in opening an account,
please call toll-free 1-800-408-4682.

ADLER VALUE FUND

SCHEDULE OF INVESTMENTS

May 31, 2026

COMMON STOCKS — 87.7%	Shares	Value
Communications — 6.1%
Cable & Satellite — 1.3%
Comcast Corporation - Class A	2,200	$54,714
Optimum Communications, Inc. - Class A (a)	4,000	2,633
		57,347
Entertainment Content — 0.0% (b)
Versant Media Group, Inc.	24	1,035

Internet Media & Services — 4.8%
Netflix, Inc. (a)	1,350	116,127
Pinterest, Inc. - Class A (a)	4,500	90,225
		206,352
Consumer Discretionary — 6.3%
E-Commerce Discretionary — 6.3%
Alibaba Group Holding Ltd. - ADR	1,500	186,330
Coupang, Inc. (a)	5,100	84,660
		270,990
Energy — 4.0%
Oil & Gas Services & Equipment — 4.0%
SLB Ltd.	3,200	174,560

Financials — 43.4%
Banking — 11.5%
Citigroup, Inc.	3,700	465,830
Citizens Financial Group, Inc.	500	31,130
		496,960
Broker-Dealers — 8.9%
Charles Schwab Corporation (The)	2,700	235,845
XP, Inc. - Class A	8,815	146,946
		382,791
Insurance — 23.0%
Aflac, Inc.	2,500	281,050
Equitable Holdings, Inc.	4,800	198,480
Jackson Financial, Inc.	5,000	515,550
		995,080
Health Care — 16.6%
Biotech & Pharma — 8.7%
Bayer AG - ADR	5,550	58,553
Novo Nordisk A/S - ADR	2,500	113,950
Viatris, Inc.	12,435	202,193
		374,696
Health Care Facilities & Services — 2.6%
Cigna Group (The)	400	110,960

ADLER VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 87.7% (Continued)	Shares	Value
Health Care — 16.6% (Continued)
Medical Equipment & Devices — 5.3%
Becton, Dickinson and Company	650	$95,628
Medtronic plc	1,400	103,334
Waters Corporation (a)	81	31,069
		230,031
Technology — 7.5%
Software — 2.4%
Salesforce, Inc.	550	105,105

Technology & Electronics — 5.1%
Corning, Inc.	1,200	217,392

Utilities — 3.8%
Electric Utilities — 3.8%
PG&E Corporation	10,000	163,400

Total Common Stocks (Cost $2,517,776)		$3,786,699

RIGHT — 0.2%	Shares	Value
Financials — 0.2%
Asset Management — 0.2%
Sycamore Partners, LLC (a)(c) (Cost $0)	13,000	$6,890

PURCHASED OPTION CONTRACTS — 1.7%	Strike Price	Contracts*	Notional Value	Value
Call Option Contracts — 1.7%
Charles Schwab Corporation (The), 06/18/26	$95.00	20	$174,700	$500
Charles Schwab Corporation (The), 01/15/27	85.00	10	87,350	10,050
Comcast Corporation, 01/15/27	25.00	10	24,870	2,725
Comcast Corporation, 01/15/27	30.00	5	12,435	755
Comcast Corporation, 01/15/27	30.00	70	174,090	7,980
Coupang, Inc., 06/18/26	23.00	25	41,500	25
Coupang, Inc., 06/18/26	30.00	10	16,600	10
Equitable Holdings, Inc., 09/18/26	42.50	25	103,375	7,250

ADLER VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS — 1.7% (Continued)	Strike Price	Contracts*	Notional Value	Value
Call Option Contracts — 1.7% (Continued)
Netflix, Inc., 06/18/26	$76.00	5	$43,010	$5,435
Netflix, Inc., 06/18/26	80.00	5	43,010	3,405
Novo Nordisk A/S, 09/18/26	40.00	5	22,790	3,850
O-I Glass, Inc., 12/18/26	15.00	5	4,375	113
PG&E Corporation, 06/18/26	15.00	30	49,020	4,860
Pinterest, Inc., 09/18/26	20.00	25	50,125	6,875
Viatris, Inc., 01/15/27	10.00	13	21,138	8,892
XP, Inc., 01/15/27	17.00	10	16,670	2,750
XP, Inc., 01/15/27	18.00	5	8,335	1,150
XP, Inc., 01/15/27	20.00	35	58,345	5,950
Total Purchased Option Contracts (Cost $101,135)			$951,738	$72,575

MONEY MARKET FUNDS — 10.1%	Shares	Value
Federated Hermes Treasury Obligations Fund - Service Shares, 3.28% (d)(e) (Cost $436,631)	436,631	$436,631

Investments at Value — 99.7% (Cost $3,055,542)		$4,302,795

Other Assets in Excess of Liabilities — 0.3%		14,588

Net Assets — 100.0%		$4,317,383

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Level 3 security in accordance with fair value hierarchy.
(d)	The rate shown is the 7-day effective yield as of May 31, 2026.
(e)	A portion of this security is held as collateral in a segregated account. The total value of the securities held as collateral as of May 31, 2026 was $100,145.
*	Each option contract has a multiplier of 100 shares.

A/S - Aktieselskab

ADR - American Depositary Receipt

AG - Aktiengesellschaft

plc - Public Limited Company

See accompanying notes to financial statements.

ADLER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2026

ASSETS
Investments in securities:
At cost	$3,055,542
At value (Note 2)	$4,302,795
Cash deposits for broker margin account	248
Receivable from Adviser (Note 4)	18,478
Dividends receivable	4,755
Other assets	5,230
Total assets	4,331,506

LIABILITIES
Payable to administrator (Note 4)	8,427
Other accrued expenses	5,696
Total liabilities	14,123

CONTINGENCIES AND COMMITMENTS (Note 7)	—
NET ASSETS	$4,317,383

NET ASSETS CONSIST OF:
Paid-in capital	$3,105,510
Distributable earnings	1,211,873
NET ASSETS	$4,317,383

PRICING OF INSTITUTIONAL SHARES (Note 2)
Net assets applicable to Institutional Shares	$4,317,383
Shares of Institutional Shares outstanding (no par value, unlimited number of shares authorized)	139,335
Net asset value, offering and redemption price per share (Note 2)	$30.99

See accompanying notes to financial statements.

ADLER VALUE FUND

STATEMENT OF OPERATIONS

For the Year Ended May 31, 2026

INVESTMENT INCOME
Dividends	$90,417
Foreign withholding tax on dividends (net of reclaims received)	(1,510)
Interest	248
Total investment income	89,155

EXPENSES
Management fees (Note 4)	42,876
Administration fees (Note 4)	42,293
Fund accounting fees (Note 4)	35,773
Legal fees	31,203
Trustees’ fees and expenses (Note 4)	21,505
Audit and tax services fees	18,257
Transfer agent fees (Note 4)	14,137
Registration and filing fees	13,084
Compliance fees (Note 4)	12,000
Custodian and bank service fees	9,758
Shareholder reporting expenses	8,524
Postage and supplies	3,069
Insurance expense	2,718
Other expenses	10,189
Total expenses	265,386
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(211,792)
Net expenses	53,594

NET INVESTMENT INCOME	35,561

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investments transactions	16,954
Net change in unrealized appreciation (depreciation) on investments	406,895
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	423,849

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$459,410

See accompanying notes to financial statements.

ADLER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	May 31,	May 31,
	2026	2025
FROM OPERATIONS
Net investment income	$35,561	$48,760
Net realized gains from investment transactions	16,954	229,049
Net change in unrealized appreciation (depreciation) on investments	406,895	6,951
Net change in net assets resulting from operations	459,410	284,760

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)
Institutional Shares	(43,193)	(54,003)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	32,500	32,550
Net asset value of shares issued in reinvestment of distributions to shareholders	39,502	48,630
Payments for shares redeemed	(89,759)	(100,645)
Net change in Institutional Shares net assets from capital share transactions	(17,757)	(19,465)

TOTAL CHANGE IN NET ASSETS	398,460	211,292

NET ASSETS
Beginning of year	3,918,923	3,707,631
End of year	$4,317,383	$3,918,923

CAPITAL SHARES ACTIVITY
Institutional Shares
Shares sold	1,073	1,161
Shares reinvested	1,262	1,772
Shares redeemed	(2,845)	(3,609)
Net change in shares outstanding	(510)	(676)
Shares outstanding, beginning of year	139,845	140,521
Shares outstanding, end of year	139,335	139,845

See accompanying notes to financial statements.

ADLER VALUE FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended May 31, 2026	Year Ended May 31, 2025	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2022
Net asset value at beginning of year	$28.02	$26.38	$22.32	$27.70	$30.50

Income (loss) from investment operations:
Net investment income (a)	0.25	0.35	0.40	0.31	0.95	(b)
Net realized and unrealized gains (losses) on investments	3.03	1.68	3.96	(4.03)	(1.35)
Total from investment operations	3.28	2.03	4.36	(3.72)	(0.40)

Less distributions from:
Net investment income	(0.31)	(0.39)	(0.30)	—	(2.30)
Net realized gains	—	—	—	(1.66)	(0.10)
Total distributions	(0.31)	(0.39)	(0.30)	(1.66)	(2.40)

Net asset value at end of year	$30.99	$28.02	$26.38	$22.32	$27.70

Total return (c)	11.69%	7.72%	19.59%	(13.84)%	(1.64)%

Net assets at end of year (000’s)	$4,317	$3,919	$3,708	$3,651	$4,202

Ratios/supplementary data:
Ratio of total expenses to average net assets	6.19%	6.41%	6.15%	5.88%	5.65%
Ratio of net expenses to average net assets (d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets (d)	0.83%	1.26%	1.66%	1.25%	3.23	%(b)
Portfolio turnover rate	14%	22%	31%	23%	45%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	During the year ended May 31, 2022, the Fund received a large special dividend distribution from Meredith Corporation. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.82 and 2.79% lower, respectively.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).
(d)	Ratio was determined after management fee reductions and expense reimbursements (Note 4).

See accompanying notes to financial statements.

ADLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2026

1. Organization

Adler Value Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek to achieve long-term growth of capital.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $2,500 initial investment for all accounts, except for an IRA for which the minimum initial investment is $1,000).

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”, including Accounting Standard Update 2013-08. The following is a summary of the Fund’s significant accounting policies used in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Segment reporting – The management team of Adler Asset Management, LLC, (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting pronouncement – The Fund adopted the FASB issued Accounting Standards Update 2023-09, Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Management concluded there is no material impact on the Fund’s financial statements.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund generally values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Option contracts are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that

ADLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

day. Investments representing shares of money market funds and other open-end investment companies not traded on an exchange are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see next page). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,786,699	$—	$—	$3,786,699
Right	—	—	6,890	6,890
Purchased Option Contracts	27,965	44,610	—	72,575
Money Market Funds	436,631	—	—	436,631
Total	$4,251,295	$44,610	$6,890	$4,302,795

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type.

ADLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a reconciliation of Level 3 instruments held in the Fund for which significant unobservable inputs were used to determine fair value for the year ended May 31, 2026:

Investments in Securities	Value as of May 31, 2025	Purchases	Sales	Net changes in unrealized appreciation (depreciation)	Value as of May 31, 2026
Right	$—	$—	$—	$6,890	$6,890
Total	$—	$—	$—	$6,890	$6,890

The total change in unrealized appreciation (depreciation) included in the Fund attributable to Level 3 investments still held as of May 31, 2026, was $6,890.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 instruments:

Investments in Securities	Fair Value as of May 31, 2026	Valuation Technique	Unobservable Input	Value/ Range	Impact to Valuation from an Increase in Input*
Right	$6,890	Adjusted trade price	Discount Factor	100%	N/A

*	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Funds will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon each Fund’s interpretation

ADLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or each Fund’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income and realized capital gains, if any, are declared and paid annually to shareholders. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

For the years ended May 31, 2026 and 2025, the tax character of distributions paid to shareholders was as follows:

Years Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
5/31/2026	$43,193	$—	$43,193
5/31/2025	$54,003	$—	$54,003

Purchased option contracts – The Fund may use option contracts in any manner consistent with its investment objectives and as long as its use is consistent with relevant provisions of the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund may use options for speculative purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which the Fund invests. When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus the commission) paid by the Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options which expire are treated as realized losses. Premiums paid in the purchase of call options which are exercised increase the cost of the security purchased. Premiums paid in the purchase of put options which are exercised decrease the proceeds used to calculate the realized capital gain or loss on the sale of the security.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of change in net assets from operations during the reporting period. Actual results could differ from those estimates.

ADLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2026:

Tax cost of investments	$3,055,545
Gross unrealized appreciation	$1,521,151
Gross unrealized depreciation	(273,901)
Net unrealized appreciation	1,247,250
Undistributed ordinary income	32,224
Accumulated capital and other losses	(67,601)
Distributable earnings	$1,211,873

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of May 31, 2026, the Fund had short-term capital loss carryforwards (“CLCFs”) of $67,601 for federal income tax purposes. These CLCFs, which do not expire, may be utilized in future years to offset net realized capital gains, if any.

During the year ended May 31, 2026, the Fund utilized $14,068 of CLCFs.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statement of Operations. During the year ended May 31, 2026, the Fund did not incur any interest or penalties.

ADLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the year ended May 31, 2026, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $558,847 and $524,275, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed, until December 1, 2027, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.25% of the Fund’s average daily net assets of the Institutional Class shares. Accordingly, during the year ended May 31, 2026, the Adviser did not collect any of its management fees in the amount of $42,876 and reimbursed other operating expenses totaling $168,916.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of May 31, 2026, the Adviser may seek recoupment of management fee reductions and expense reimbursements no later than the dates as stated below:

May 31, 2027	$190,955
May 31, 2028	199,516
May 31, 2029	211,792
Total	$602,263

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

ADLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of May 31, 2026, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
David R. Adler	75%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Derivative Transactions

The location on the Statement of Assets and Liabilities of the derivative positions of the Fund are as follows:

			Fair Value		Average Monthly Notional Value During the Year Ended
			Asset	Liability	May 31,
Type of Derivative	Risk	Location	Derivatives	Derivatives	2026*
Equity call options purchased	Equity	Investments in securities at value	$72,575	$—	$515,943

*	The average monthly notional value generally represents the Fund’s derivative activity throughout the year.

ADLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Realized and unrealized gains and losses associated with transactions in derivative instruments for the Fund during the year ended May 31, 2026 are recorded in the following locations on the Statement of Operations:

Type of Derivative	Risk	Location	Realized Gains	Location	Change in Unrealized Appreciation (Depreciation)
Equity call options purchased	Equity	Net realized gains on investment transactions	$5,555	Net change in unrealized appreciation (depreciation) on investments	$(34,204)

6. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2026, the Fund had 43.6% of the value of its net assets invested in securities within the Financials sector.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties, and general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to

ADLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except the following:

Effective July 10, 2026, the Fund terminated the public offering of its shares. Shares of the Fund are no longer available for purchase and all outstanding shares of the Fund will be redeemed at net asset value at the close of business on August 20, 2026 (the “Liquidation”). Shareholders also may redeem all or a portion of their shares of the Fund on any business day prior to the Liquidation as specified in the Fund’s Prospectus. Upon the recommendation of the Adviser, the Board of Trustees determined and approved to discontinue the Fund’s operations based on, among other factors, the Adviser’s belief that it would be in the best interests of the Fund and its shareholders to discontinue the Fund’s operations. Through the date of the Liquidation, the Adviser will continue to waive investment advisory fees and reimburse expenses of the Fund, if necessary, in order to maintain the Fund’s total annual fund operating expenses at its current expense limit, as specified in the Fund’s current Prospectus. In connection with the Liquidation, the Board directed that: (i) all of the Fund’s portfolio securities be liquidated in an orderly manner not later than August 20, 2026; and (ii) all outstanding shareholder accounts on August 20, 2026 be closed and the proceeds of each account, less any required withholding, be sent to the shareholder’s address of record or to such other address as directed by the shareholder, including special instructions that may be needed for Individual Retirement Accounts (“IRAs”) and qualified pension and profit sharing accounts. As a result of the Liquidation, the Fund’s portfolio holdings will be reduced to cash or cash equivalents. Accordingly, going forward, shareholders should not expect the Fund to achieve its stated investment objective. The Adviser will bear all of the expenses of the Liquidation with the exception of brokerage costs associated with the orderly transition of the Fund’s portfolio holdings to cash and cash equivalents. The Liquidation will be considered for tax purposes a sale of Fund shares by shareholders, and shareholders should consult with their own tax advisors to ensure its proper treatment on their income tax returns. In addition, shareholders invested through an IRA or other tax-deferred account should consult the rules regarding the reinvestment of these assets. In order to avoid a potential tax issue, shareholders generally have 60 days from the date that proceeds from the Liquidation are received to re-invest or “rollover” the proceeds into another IRA or qualified retirement account; otherwise, the proceeds from the Liquidation may be required to be included in the shareholder’s taxable income for the current tax year.

ADLER VALUE FUND

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders of Adler Value Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Adler Value Fund (the “Fund”), a series of Ultimus Managers Trust, as of May 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year ended May 31, 2022 were audited by other auditors whose report dated July 20, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

ADLER VALUE FUND

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (Continued)

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

July 24, 2026

ADLER VALUE FUND

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Adler Value Fund’s (the “Fund”) Investment Advisory Agreement with Adler Asset Management, LLC (the “Adviser” or “Adler”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on January 26-27, 2026, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund; (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Fund; (4) the financial condition of the Adviser; (5) the fall out benefits derived by the Adviser and its affiliates (if any) from its relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Adler, including Mr. Adler’s professional experience and qualifications. In evaluating the quality of services provided by Adler, the Board took into account its familiarity with Mr. Adler’s management through Board meetings, discussions and reports during the preceding year. The Board also took into

ADLER VALUE FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

account Adler’s compliance policies and procedures based on discussion with Mr. Adler and the Trust’s Chief Compliance Officer. The quality of administrative and other services, including Mr. Adler’s role in coordinating the activities of the Fund’s other service providers, was also considered. The Board noted that Adler did not have any affiliated relationships. The Board discussed the nature and extent of the services provided by Adler, including, without limitation, Adler’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Mr. Adler who is responsible for the day-to-day management of the Fund’s portfolio. The Board also considered Mr. Adler’s succession planning for the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by Adler under the Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board noted that the Fund was Adler’s sole client. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Adler’s commitment to limit the Fund’s expenses under the Fund’s expense limitation agreement until at least December 1, 2027. The Board noted that the 1.00% advisory fee for the Fund was higher than the median and average for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the Fund of 1.25% was higher than the median and average expense ratio for the other funds in the Fund’s custom peer group. The Board took into consideration Mr. Adler’s statement that the size of the Fund, its no-load sales offering and unique aspects of its investment strategy differentiated the Fund’s fees and expenses from those of its peers.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended October 31, 2025, and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund had underperformed the peer group median for each of the one-, three- and five-year periods ended October 31, 2025. The Board also considered Adler’s response in the Section 15(c) request for information and at the Meeting that the Fund should be distinguished from the Broadridge peer group funds because Broadridge characterized the Fund as a mid-cap value fund, with which Adler generally agreed. Adler noted the Broadridge peer group was not comprised of funds with holdings predominantly in mid-cap stocks. The Board also took into account the impact of current market conditions on Fund performance, noting the underperformance of the overall market for value stocks.

ADLER VALUE FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that Adler limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints and considered Mr. Adler’s statement that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Adler and the direct and indirect benefits derived by Adler from the Fund. The information considered by the Board included operating profit margin information for Adler’s business as a whole. The Board considered Adler’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of Adler’s relationship with the Fund both before and after-tax expenses, noting that Mr. Adler’s relationship with the Fund was not profitable at this time. The Board considered whether Adler has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and services to the Fund as needed.

Fall-Out Benefits

The Board also noted its belief that Adler derives benefits to its reputation and other benefits from its association with the Fund. The Board recognized that Adler should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Adler’s level of profitability, if any, from its relationship with the Fund, was reasonable and not excessive.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Adler demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Adler maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from Adler and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

ADLER VALUE FUND

FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The Fund designates 100.00%, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal period ended May 31, 2026, 100.00% of ordinary income dividends qualifies for the corporate dividends received deduction.

WAVELENGTH

FUNDS

Annual Financial Statements and Additional Information

May 31, 2026

WAVELENGTH FUND

WAVELENGTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2026

EXCHANGE-TRADED FUNDS — 83.2%	Shares	Value
Emerging Markets Debt — 15.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	38,400	$3,702,912
VanEck Emerging Markets High Yield Bond ETF (a)	308,443	6,227,464
VanEck J.P. Morgan EM Local Currency Bond ETF	225,739	5,783,433
Vanguard Emerging Markets Government Bond ETF	49,224	3,310,314
		19,024,123
Master Limited Partnerships — 1.4%
Global X MLP ETF (a)	32,601	1,730,135

Real Estate Investment Trusts (REITs) — 0.6%
Vanguard Real Estate ETF	8,687	831,346

U.S. Fixed Income — 66.0%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	181,699	3,201,536
Invesco Senior Loan ETF	708,701	14,507,110
iShares Broad USD High Yield Corporate Bond ETF	227,215	8,445,582
iShares Convertible Bond ETF (a)	26,000	3,137,680
iShares National Muni Bond ETF (a)	29,596	3,171,803
iShares Preferred & Income Securities ETF (a)	85,468	2,697,370
iShares TIPS Bond ETF	74,611	8,297,489
State Street SPDR Bloomberg Convertible Securities ETF (a)	22,154	2,394,847
State Street SPDR Bloomberg Short-Term High Yield Bond ETF (a)	494,963	12,443,370
Vanguard Mortgage-Backed Securities ETF (a)	243,768	11,435,157
Vanguard Short-Term Inflation-Protected Securities ETF	258,656	13,044,022
		82,775,966

Total Exchange-Traded Funds (Cost $102,272,389)		$104,361,570

1

WAVELENGTH FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 15.3%	Shares	Value
DWS Government Money Market Series - Institutional Class, 3.57% (b)	4,791,140	$4,791,140
Fidelity Institutional Money Market Government Portfolio - Class I, 3.49% (b)	4,791,140	4,791,140
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class, 3.50% (b)	4,791,139	4,791,139
Invesco Treasury Portfolio - Institutional Class, 3.54% (b)	4,791,139	4,791,139
Total Money Market Funds (Cost $19,164,558)		$19,164,558

COLLATERAL FOR SECURITIES LOANED — 22.4%
First American Government Obligations Fund - Class X, 3.55% (Cost $28,120,775) (b)(c)	28,120,775	$28,120,775

Investments at Value — 120.9% (Cost $149,557,722)		$151,646,903

Liabilities in Excess of Other Assets — (20.9%)		(26,230,488)

Net Assets — 100.0%		$125,416,415

(a)	All or a portion of the security is on loan. The total value of these securities on loan as of May 31, 2026 was $27,486,456 (Note 6).
(b)	The rate shown is the 7-day effective yield as of May 31, 2026.
(c)	This security was purchased with cash collateral held from securities on loan. (Note 6).

See accompanying notes to financial statements.

2

WAVELENGTH FUND

SCHEDULE OF FUTURES CONTRACTS

May 31, 2026

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
Index Futures
E-Mini Dow Jones Industrial Average Future	4	6/18/2026	$1,021,540	$32,081
E-Mini NASDAQ 100 Future	4	6/18/2026	2,432,420	84,831
E-Mini S&P 500 Future	7	6/18/2026	2,658,512	68,196
MSCI Emerging Markets Future	11	6/18/2026	961,675	31,677
Total Index Futures			7,074,147	216,785

Treasury Futures
10-Year U.S. Treasury Note Future	71	9/21/2026	7,797,797	850
2-Year U.S. Treasury Note Future	80	9/30/2026	16,525,000	3,941
5-Year U.S. Treasury Note Future	146	9/30/2026	15,652,797	4,763
U.S. Treasury Long Bond Future	28	9/21/2026	3,142,125	(4,361)
Total Treasury Futures			43,117,719	5,193

Total Futures Contracts			$50,191,866	$221,978

The average monthly notional value of futures contracts during the year ended May 31, 2026 was $49,199,720.

See accompanying notes to financial statements.

3

WAVELENGTH FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2026

ASSETS
Investments in securities:
At cost	$149,557,722
At value* (Note 2)	$151,646,903
Margin deposits for futures contracts (Note 2)	2,413,090
Variation margin receivable (Notes 2 and 5)	29,701
Receivable for capital shares sold	54,319
Receivable for investment securities sold	157,507
Dividends and interest receivable	74,713
Other assets	14,138
Total assets	154,390,371

LIABILITIES
Dividends payable	103,120
Variation margin payable (Notes 2 and 5)	3,829
Payable for return of collateral received for securities on loan (Note 6)	28,120,775
Payable for capital shares redeemed	141,692
Payable for investment securities purchased	501,922
Payable to Adviser (Note 4)	68,136
Payable to administrator (Note 4)	15,807
Other accrued expenses	18,675
Total liabilities	28,973,956

CONTINGENCIES AND COMMITMENTS (NOTE 8)	—
NET ASSETS	$125,416,415

NET ASSETS CONSIST OF:
Paid-in capital	$140,136,783
Accumulated deficit	(14,720,368)
NET ASSETS	$125,416,415

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,170,821

Net asset value, offering price and redemption price per share (Note 2)	$10.30

* Includes value of securities on loan (Note 6)	$27,486,456

See accompanying notes to financial statements.

4

WAVELENGTH FUND

STATEMENT OF OPERATIONS

For the Year Ended May 31, 2026

INVESTMENT INCOME
Dividends	$4,783,321
Securities lending income (Note 6)	230,558
Interest	11,650
Total investment income	5,025,529

EXPENSES
Management fees (Note 4)	981,167
Administration fees (Note 4)	116,396
Fund accounting fees (Note 4)	48,334
Registration and filing fees	43,624
Legal fees	28,107
Transfer agent fees (Note 4)	24,670
Networking fees	24,532
Trustees’ fees and expenses (Note 4)	21,463
Audit and tax services fees	19,307
Custody and bank service fees	17,217
Compliance fees (Note 4)	12,314
Shareholder reporting expense	9,737
Postage and supplies	7,352
Insurance expense	3,140
Other expenses	11,779
Total expenses	1,369,139
Less fee reductions by the Adviser (Note 4)	(315,408)
Less fee waivers by the administrator (Note 4)	(31,250)
Net expenses	1,022,481

NET INVESTMENT INCOME	4,003,048

REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gains from:
Investments	1,325,382
Futures contracts (Note 5)	3,014,515
Long-term capital gain distributions from regulated investment companies	2
Net change in unrealized appreciation (depreciation) on:
Investments	1,873,096
Futures contracts (Note 5)	51,448
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FUTURES CONTRACTS	6,264,443

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,267,491

See accompanying notes to financial statements.

5

WAVELENGTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31, 2026	Year Ended May 31, 2025
FROM OPERATIONS
Net investment income	$4,003,048	$3,056,979
Net realized gains from:
Investments	1,325,382	111,297
Futures contracts (Note 5)	3,014,515	1,210,410
Long-term capital gain distributions from regulated investment companies	2	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,873,096	550,943
Futures contracts (Note 5)	51,448	(50,967)
Net change in net assets resulting from operations	10,267,491	4,878,662

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(4,538,633)	(3,069,681)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	77,227,365	29,718,815
Net asset value of shares issued in reinvestment of distributions to shareholders	3,389,580	2,254,265
Payments for shares redeemed	(31,242,554)	(32,281,645)
Net change in net assets from capital share transactions	49,374,391	(308,565)

TOTAL CHANGE IN NET ASSETS	55,103,249	1,500,416

NET ASSETS
Beginning of year	70,313,166	68,812,750
End of year	$125,416,415	$70,313,166

CAPITAL SHARE ACTIVITY
Shares sold	7,690,203	3,075,171
Shares issued in reinvestment of distributions to shareholders	335,983	234,000
Shares redeemed	(3,085,915)	(3,342,261)
Net change in shares outstanding	4,940,271	(33,090)
Shares outstanding at beginning of year	7,230,550	7,263,640
Shares outstanding at end of year	12,170,821	7,230,550

See accompanying notes to financial statements.

6

WAVELENGTH FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended May 31, 2026		Year Ended May 31, 2025		Year Ended May 31, 2024		Year Ended May 31, 2023		Year Ended May 31, 2022
Net asset value at beginning of year	$9.72		$9.47		$9.37		$9.98		$10.99
Income (loss) from investment operations:
Net investment income (a)	0.37		0.42		0.45		0.41		0.19
Net realized and unrealized gains (losses) on investments and futures contracts	0.66		0.25		0.09		(0.63)		(0.88)
Total from investment operations	1.03		0.67		0.54		(0.22)		(0.69)
Less distributions from:
Net investment income	(0.45)		(0.42)		(0.44)		(0.39)		(0.16)
Net realized gains	—		—		—		—		(0.16)
Total distributions	(0.45)		(0.42)		(0.44)		(0.39)		(0.32)
Net asset value at end of year	$10.30		$9.72		$9.47		$9.37		$9.98
Total return (b)	10.75%		7.15%		5.95%		(2.12	)%(c)	(6.53)%
Net assets at end of year (000’s)	$125,416		$70,313		$68,813		$109,587		$159,985
Ratios/supplementary data:
Ratio of total expenses to average net assets (d)	1.32%		1.41%		1.37%		1.30%		1.22%
Ratio of net expenses to average net assets (d)(e)	0.99	%(f)	0.99	%(f)	0.99	%(f)	0.99	%(g)	0.99%
Ratio of net investment income to average net assets (a)(d)(e)	3.87	%(f)	4.26	%(f)	4.68	%(f)	3.88	%(g)	1.72%
Portfolio turnover rate	39%		72%		49%		44%		18%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser and/or administrator had not reduced fees and/or reimbursed expenses (Note 4).
(c)	During the year ended May 31, 2023, the Adviser voluntarily refunded to the Fund all management fees paid in the amount of $289,118 for changes concerning the corporate ownership structure of the Adviser for the period from May 14, 2021 until August 12, 2021, which otherwise would have reduced the total return by 0.21%.
(d)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(e)	Ratio was determined after management fee reductions and/or expense reimbursements and/or administrator waivers.
(f)	Ratio excludes the voluntary waiver from Ultimus in the amounts of $31,250 for the year ended May 31, 2026, $62,500 for the year ended May 31, 2025 and $75,000 for the year ended May 31, 2024. The net expenses and net investment income to average new assets would have remained the same without the waiver since the Adviser would have reduced additional management fees.
(g)	Ratio excludes the voluntary refund from the Adviser in the amount of $289,118, otherwise the net expenses and the net investment income to average net assets would have been 0.76% and 4.11%, respectively.

See accompanying notes to financial statements.

7

WAVELENGTH FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2026

1. Organization

Wavelength Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund’s portfolio may at times consist of primarily other investment companies, making it a “fund of funds”.

The investment objective of the Fund is to seek total return.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies,” including Accounting Standard Update 2013-08. The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Segment reporting – The management team of Wavelength Capital Management, LLC, the Fund’s investment adviser (the “Adviser”), acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting Pronouncement – The Fund adopted Accounting Standards Update 2023-09, Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Fund management concluded that there is no impact on the Fund’s financial statements.

Securities and futures valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by the Adviser, as the Fund’s valuation designee, until the close of regular trading to determine if fair valuation is required.

8

WAVELENGTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

When using a quoted price and when the market for the security is considered active, a security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value determined by the Adviser, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”) pursuant to the Rule 2a-5 under the Investment Company Act of 1940, as amended, (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and other financial instruments and the inputs used to value the investments and other financial instruments as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$104,361,570	$—	$—	$104,361,570
Money Market Funds	19,164,558	—	—	19,164,558
Collateral for Securities Loaned	28,120,775	—	—	28,120,775
Total	$151,646,903	$—	$—	$151,646,903
Other Financial Instruments
Futures Contracts	$221,978	$—	$—	$221,978
Total	$221,978	$—	$—	$221,978

9

WAVELENGTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended May 31, 2026. Other Financial Instruments are future contracts which are valued at the unrealized appreciation (depreciation) as of May 31, 2026.

Cash account – The Fund’s cash is held in a bank account with balances which, at times, may exceed United States federally insured limits by the Federal Deposit Insurance Corporation (“FDIC”). Cash held with a broker, if any, is not FDIC insured. The Fund maintains these balances with a high-quality financial institution and may incur charges on cash overdrafts.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Securities lending income and interest income, if any, is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Effective July 31, 2025, the Fund distributes to shareholders any net investment income on a monthly basis and any net realized capital gains at least annually. Prior to July 31, 2025, the Fund distributed to shareholders any net investment income on a quarterly basis and any net realized capital gains at least annually. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the years ended May 31, 2026 and 2025:

Years Ended	Ordinary Income	Tax-Exempt Distributions	Long-Term Capital Gains	Total Distributions
5/31/2026	$4,442,563	$96,070	$—	$4,538,633
5/31/2025	$2,999,925	$69,756	$—	$3,069,681

Futures contracts – The Fund uses futures contracts to gain exposure to or to hedge against changes in the value of equities, real estate, interest rates or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 2% to 10% of the

10

WAVELENGTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation receivable/payable are reported on the Statement of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of change in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2026:

Tax cost of investments	$152,835,590
Gross unrealized appreciation	$1,963,566
Gross unrealized depreciation	(3,152,253)
Net unrealized depreciation	(1,188,687)
Undistributed ordinary income	97,073
Accumulated capital and other losses	(13,525,634)
Dividends payable	(103,120)
Total accumulated deficit	$(14,720,368)

The value of the federal income tax cost of investments may temporarily differ from the financial statement cost. This book/tax difference is due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily the tax deferral of losses on wash sales, the tax treatment of realized and unrealized gains and losses on futures contracts and adjustments for accrued dividends payable.

11

WAVELENGTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

As of May 31, 2026, the Fund had short-term capital loss carryforwards and long-term capital loss carryforwards (“CLCF”) of $731,012 and $12,794,622, respectively, for federal income tax purposes. These CLCFs, which do not expire, may be utilized in future years to offset net realized capital gains, if any.

During the year ended May 31, 2026, the Fund utilized $3,954,582 of CLCF against current year gains.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended May 31, 2026, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the year ended May 31, 2026, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $73,345,857 and $34,842,140, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Under the Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

Pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Adviser has agreed, until October 1, 2026, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; acquired fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the Fund’s average daily net assets.

Accordingly, under the ELA, the Adviser, reduced its management fees in the amount of $315,408 during the year ended May 31, 2026.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided that the recoupments do not cause total annual

12

WAVELENGTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

operating expenses of the Fund to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of May 31, 2026, the Adviser may seek recoupment of management fee reductions and expense reimbursements in the amount of $805,220 no later than the dates as stated below:

May 31, 2027	May 31, 2028	May 31, 2029	Total
$247,607	$242,205	$315,408	$805,220

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities. During the year ended May 31, 2026, Ultimus voluntarily waived fees in the amount of $31,250. These voluntary waivers are not subject to recoupment by Ultimus.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting. As of May 31, 2026, no individual shareholders owned of record 25% or more of the outstanding shares of the Fund.

13

WAVELENGTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Derivatives Transactions

The Fund’s positions in derivative instruments as of May 31, 2026 are recorded in the following location on the Statement of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin receivable (payable)

The following table sets forth the values of variation margin of the Fund as of May 31, 2026:

	Variation Margin
Type of Derivative and Risk	Receivable	(Payable)	Total
Asset Derivatives
Futures contracts
Index	$20,086	$(1,204)	$18,882
Treasury	9,615	(2,625)	6,990
Total	$29,701	$(3,829)	$25,872

The Fund’s transactions in derivative instruments during the year ended May 31, 2026 are recorded in the following locations on the Statement of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized gains from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

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WAVELENGTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Fund’s net realized gains and net change in unrealized appreciation (depreciation) on derivative instruments recognized on the Statement of Operations during the year ended May 31, 2026:

Type of Derivative and Risk	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Futures contracts
Commodity	$937,974	$41,131
Index	2,532,586	56,162
Treasury	(456,045)	(45,845)
Total	$3,014,515	$51,448

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral securities and securities collateral on a counterparty basis.

As of May 31, 2026, the offsetting of financial assets and derivative assets is as follows:

Description	Gross Amounts of Recognized Assets not Offset on Statement of Assets and Liabilities	Gross Amounts of Recognized Liabilities not Offset on Statement of Assets and Liabilities	Derivatives Available for Offset	Net Amounts Presented on Statement of Assets and Liabilities	Collateral Pledged*	Net Amount
Variation margin receivable - futures contracts	$29,701	$—	$(3,829)	$25,872	$(25,872)	$—
Variation margin payable - futures contracts	—	(3,829)	3,829	—	—	—
Total subject to a master netting or similar arrangement	$29,701	$(3,829)	$—	$25,872	$(25,872)	$—

*	The amount is limited to the net amounts of financial assets and accordingly does not include excess collateral pledged.

15

WAVELENGTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Securities Lending

Under the terms of the Securities Lending Agreement (the “SLA”) with U.S. Bank National Association (“U.S. Bank”), U.S. Bank is authorized to loan securities on behalf of the Fund to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in a short-term investment instrument as noted on the Schedule of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The SLA provides that after predetermined rebates to borrowers, the Fund retains a portion of its net securities lending income and pays U.S. Bank the remaining portion. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into an SLA with U.S. Bank that provides the Fund, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Fund. The Fund’s collateral was invested in a money market fund. As of May 31, 2026, the Fund had 22.4% of the value of its net assets invested in the money market fund. As of May 31, 2026, the fair value of securities on loan and the collateral held were $27,486,456 and $28,120,775, respectively.

7. Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in shares of ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of May 31, 2026, the Fund had 83.2% of the value of its net assets invested in ETFs.

8. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and

16

WAVELENGTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events besides the following:

On June 30, 2026, the Fund declared an ordinary income dividend of $0.0342 per share to the shareholders of record on June 29, 2026.

17

WAVELENGTH FUND

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders of Wavelength Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and futures contracts, of Wavelength Fund (the “Fund”), a series of Ultimus Managers Trust, as of May 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year ended May 31, 2022 were audited by other auditors whose report dated July 20, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers. Our

18

WAVELENGTH FUND

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (Continued)

audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

July 24, 2026

19

WAVELENGTH FUND

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended May 31, 2026, the Fund designated $96,070 as tax-exempt income distributions.

20

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 for Adler Value Fund and not applicable for Wavelength Fund.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedures, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the Registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

(a)(1)	Code of Ethics is filed herewith

(a)(2)	Not applicable

(a)(3)	A separate certification for each principle executive officer and principle financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	August 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	August 3, 2026

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	August 3, 2026

*	Print the name and title of each signing officer under his or her signature.